SUMMARY OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Payables and Accruals [Abstract]
Salaries and other compensation	$ 74	$ 55	$ 737
Vendors		2,168	671
Vendors	1,028	1,968
Other	200	200
Professional fees	436	613	329
Total accrued expenses	$ 1,738	$ 2,836	$ 1,737